Income Taxes - Narrative (Details) - CAD ($) $ in Millions		12 Months Ended
	Nov. 01, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Scotford and Quest
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense relating to gain (loss) on disposition		$ 107
Disposal of business, ownership interest		10.00%
ASOP Mines
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense relating to gain (loss) on remeasurement of interest		$ 1,037
Disposal of business, ownership interest	90.00%
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised		1,000
Unused tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised		950
Ninian Field In The North Sea and T-Block Assets | North Sea
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred corporate income tax recovery		165
Ninian Field in the North Sea | North Sea
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred corporate income tax recovery			$ 50	$ 118
Deferred PRT – North Sea		$ (461)	$ (89)	$ (205)